Deferred revenue (Detail Textuals) $ in Thousands	1 Months Ended				12 Months Ended
	Apr. 30, 2017 T	Mar. 31, 2017 T	Feb. 28, 2017 T	Jan. 31, 2017 T	Dec. 31, 2017 T	Dec. 31, 2016 USD ($)
Accruals And Deferred Income [Line Items]
Payment received for copper concentrate | $						$ 4,904
Trafigura Mexico S.A. de C.V. ("Trafigura")
Accruals And Deferred Income [Line Items]
Interest rate basis						LIBOR 3-month
Interest rate						3.00%
Delivery of ores | T	950	1,200	1,200	705	4,100